Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Preferred stock, shares authorized	1,500,005	1,500,005
Preferred stock, par value	$ 0.01	$ 0.01
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares issued	3,310,827	464,471
Common stock, shares outstanding	3,310,827	464,471
Common stock, shares issuable	487,939	310
Treasury stock price per share	$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5	5
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	1	1
Preferred stock, shares outstanding	1	1
Series C Preferred Stock [Member]
Preferred stock, shares authorized	5	5
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, stated value	$ 10,000	$ 10,000
Preferred stock, shares designated and authorized	9,900	9,900
Preferred stock, liquidation shares	200	200
Preferred stock, liquidation value	$ 2,000,000	$ 2,000,000